Property, Plant and Equipment (Detail) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment
Total cost	$ 382.3	$ 384.8	$ 421.5
Less accumulated depreciation	(270.9)	(268.4)	(287.2)
Property, plant and equipment-net	111.4	116.4	134.3
Land
Property, Plant and Equipment
Total cost	7.3	7.3	6.6
Building and improvements
Property, Plant and Equipment
Total cost	91.8	94.3	100.1
Machinery, equipment and tooling
Property, Plant and Equipment
Total cost	213.2	216.0	237.0
Furniture and fixtures
Property, Plant and Equipment
Total cost	6.0	6.2	6.6
Computer hardware and software
Property, Plant and Equipment
Total cost	53.8	51.2	58.5
Construction in progress
Property, Plant and Equipment
Total cost	$ 10.2	$ 9.8	$ 12.7